GMO TRUST

Supplement dated November 13, 2012 to the

GMO Risk Premium Fund Prospectus dated September 25, 2012

GMO Risk Premium Fund

Effective November 13, 2012, the Fund charges a purchase premium of 0.15% of the amount invested and a redemption fee of 0.15% of the amount redeemed. Immediately prior to November 13, 2012, the Fund charged a purchase premium of 0.25% and a redemption fee of 0.25%. The section captioned "Shareholder fees" on page 1 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

In addition, the section captioned "Example" on pages 1-2 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares		If you do not sell your shares
	1 Year	3 Years	1 Year	3 Years
Class III	$152	$409	$136	$392
Class IV	$147	$393	$131	$377
Class V	$146	$390	$130	$374
Class VI	$143	$381	$127	$364